March 30, 2007


U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD CONVERTIBLE SECURITIES FUND (the Trust)
     FILE NO.  33-4424

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,


Lisa Matson

Associate Counsel

The Vanguard Group, Inc.